Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013		Dec. 31, 2012
ASSETS
Available-for-sale securities, at fair value (includes pledged securities of $417,552,903 and $66,337,080 for September 30, 2013 and December 31, 2012, respectively)	$ 417,552,903		$ 81,027,998
Linked transactions, net, at fair value	23,205,354		8,612,753
Cash and cash equivalents	16,344,488		3,608,759
Restricted cash	13,691,658		1,933,390
Deferred offering costs	0		1,664,796
Accrued interest receivable	1,009,688		189,364
Paydown receivable	238,679		0
Derivative assets, at fair value	1,541,494		12,062
Other assets	143,978		0
Total assets	473,728,242		97,049,122
LIABILITIES AND STOCKHOLDERS' EQUITY
Repurchase agreements	377,044,000	[1]	63,423,000	[2]
Derivative liabilities, at fair value	4,509,929		283,754
Accrued interest payable	108,167		65,820
Dividends payable	0		220,833
Fees and expenses payable to Manager	337,721		32,721
Other accounts payable and accrued expenses	240,306		754,274
Total liabilities	382,240,123		64,780,402
STOCKHOLDERS' EQUITY:
Preferred Stock: par value $0.01 per share; 50,000,000 shares authorized, none outstanding			0
Common Stock: par value $0.01 per share; 450,000,000 shares authorized, 7,389,250 and 1,656,250 shares issued and outstanding, at September 30, 2013 and December 31, 2012, respectively	73,563		265,000
Additional paid-in capital	110,092,760		25,912,089
Accumulated other comprehensive income (loss)	(7,505,535)		2,433,997
Cumulative distributions to stockholders	(8,475,901)		(1,161,672)
Accumulated earnings (deficit)	(2,696,768)		4,819,306
Total stockholders' equity	91,488,119		32,268,720
Total liabilities and stockholders' equity	$ 473,728,242		$ 97,049,122

[1]	At September 31, 2013, the Company had repurchase agreements of $42,548,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)
[2]	At December 31, 2012, the Company had repurchase agreements of $13,989,000 that were linked to Non-Agency RMBS purchases and were accounted for as Linked Transactions, and as such, the linked repurchase agreements are not included in the above table. (See Note 3)